Intangibles assets (Tables)	3 Months Ended
Jul. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Summary of Amortization for intangible assets with finite lives is provided over the following terms

Changes in the value of the intangible assets during the three months ended July 31, 2025, and the year ended April 30, 2025, are as follows:

(in thousands)	Internally Generated Development Costs $	Intellectual Property $	Proprietary Processes $	Certifications $	Total $
Cost:
Balance, April 30, 2024	33	30,718	7,926	136	38,813
Impairments and disposals	—	(21,184)	(163)	—	(21,347)
Foreign exchange	—	1,435	560	10	2,005
Balance, April 30, 2025	33	10,969	8,323	146	19,471
Reclassified assets held for sale	—	(4,327)	(8,080)	(146)	(12,553)
Foreign exchange	—	49	2	—	51
Balance, July 31, 2025	33	6,691	245	—	6,969

Accumulated Amortization:
Balance, April 30, 2024	33	7,366	7,722	136	15,257
Amortization	—	1,895	53	—	1,948
Foreign exchange	—	641	548	10	1,199
Balance, April 30, 2025	33	9,902	8,323	146	18,404
Amortization	—	104	—	—	104
Reclassified assets held for sale	—	(3,364)	(8,080)	(146)	(11,590)
Foreign exchange	—	49	2	—	51
Balance, July 31, 2025	33	6,691	245	—	6,969

Net Book Value:
April 30, 2025	—	1,067	—	—	1,067
July 31, 2025	—	—	—	—	—